Revenue	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenues
3)	REVENUES
CEMEX’s revenues are mainly originated from the sale and distribution of cement, ready-mix
concrete, aggregates and other construction materials and services, including urbanization solutions. CEMEX grants credit for terms ranging from 15 to 90 days depending on the type and risk of each customer. For the years ended December 31, 2022, 2021 and 2020, revenue is as follows:

	2022	2021	2020
From the sale of goods associated to CEMEX’s main activities 1	$15,137	14,009	12,344
From the sale of other goods and services 2	440	370	325

	$15,577	14,379	12,669

1	Include in each period immaterial amounts of revenue generated under construction contracts.
2	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.
Information of revenues by reportable segment and line of business for the years 2022, 2021 and 2020 is presented in note 4.3
As of December 31, 2022 and 2021, amounts receivable for progress billings to and advances received from customers of construction contracts were not significant. Moreover, for the years 2022, 2021 and 2020, revenues and costs related to construction contracts in progress were not material.

Certain promotions and/or discounts and rebates offered as part of the sale transaction, result in a portion of the transaction price should be allocated to such commercial incentives as separate performance obligations, recognized as contract liabilities with customers, and deferred to the income statement during the period in which the incentive is exercised by the customer or until it expires. For the years ended December 31, 2022, 2021 and 2020 changes in the balance of contract liabilities with customers are as follows:

	2022	2021	2020
Opening balance of contract liabilities with customers	$257	201	225
Increase during the period for new transactions	1,493	1,626	1,536
Decrease during the period for exercise or expiration of incentives	(1,458)	(1,574)	(1,561)
Currency translation effects	1	4	1

Closing balance of contract liabilities with customers	$293	257	201

For the years 2022, 2021 and 2020, CEMEX did not identify any significant costs required to be capitalized as contract fulfilment assets and released over the contract life according to IFRS 15,
Revenues from contracts with customers
.